Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER ORDINARY SHARE
Loss attributable to equity holders of the Company	$ 19,457	$ 20,458	$ 10,138
Weighted average number of ordinary shares in issue	35,881,256	32,969,094	27,398,169
Loss per ordinary share	$ 0.54	$ 0.62	$ 0.37